Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)					3 Months Ended							9 Months Ended		12 Months Ended
	Oct. 17, 2022	Nov. 24, 2021	Feb. 25, 2021	Feb. 06, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Aug. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Reverse stock split														1 for 100 reverse stock split
Net income loss					$ 2,724,000	$ 2,512,000		$ 2,343,000	$ 2,199,000	$ 2,633,000		$ 8,081,000	$ 7,175,000		$ 8,775,000	$ 7,029,000
Net cash provided by used in operating activities												8,180,000	$ 7,747,000		10,132,000	9,112,000
Retained earnings (accumulated deficit)					$ 258,498,000							$ 258,498,000			249,883,000	$ 241,107,000
Proceeds from public offering				$ 9,400,000
Commissions and offering expenses				$ 1,200,000
Impairment loss for definite-lived intangible assets															$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount												24,000	18,000		18,000	15,000
Share Price					$ 1.00							$ 1.00
Other income		$ 500,000													$ 500,000
Reduction of stockholders equity															500,000
Subsequent Event [Member]
Product Information [Line Items]
Proceeds from public offering	$ 4,700,000
Sale of stock, number of shares issued in transaction	4,656
Revision of Prior Period, Error Correction, Adjustment [Member]
Product Information [Line Items]
Net income loss							$ 2,845,000
Retained earnings (accumulated deficit)															$ 250,417,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration risk percentage															97.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage															88.00%	95.00%
Maxim Group LLC [Member]
Product Information [Line Items]
Sale of stock, description of transaction			Under the terms of the 2021 Distribution Agreement, Maxim will be entitled to a transaction fee at a fixed rate of 2.0% of the gross sales price of Shares sold under the 2021 Distribution Agreement
Four Registered Direct Offering [Member]
Product Information [Line Items]
Stock issued during period shares issuance cost, shares											110,150
Proceeds from Debt, Net of Issuance Costs											$ 20,900,000
Stock offering expense											$ 1,600,000
Two Thousand Ninteen A T M Equity Distribution Agreement [Member] | Maxim Group LLC [Member]
Product Information [Line Items]
Stock offering expense																$ 34,000.000
Sale of stock, number of shares issued in transaction																3,544
Sale of stock consideration received per transaction																$ 800,000
Two Thousand Ninteen A T M Equity Distribution Agreement [Member] | Maxim Group LLC [Member] | Maximum [Member]
Product Information [Line Items]
Stock offering expense																	$ 2,500,000
2021 ATM Equity Distribution Agreement [Member] | Maxim Group LLC [Member]
Product Information [Line Items]
Sale of stock, description of transaction												The Offering will terminate upon the earlier of (i) the sale of shares having an aggregate offering price of $2.0 million, (ii) the termination by either Maxim or the Company upon the provision of fifteen (15) days written notice, or (iii) February 25, 2023. Under the terms of the 2021 Distribution Agreement, Maxim will be entitled to a transaction fee at a fixed rate of 2.0% of the gross sales price of Shares sold under the 2021 Distribution Agreement. The Company will also reimburse Maxim for certain expenses incurred in connection with the 2021 Distribution Agreement and agreed to provide indemnification and contribution to Maxim with respect to certain liabilities under the Securities Act and the Securities Exchange Act of 1934, as amended. As of September 30, 2022, there have been no sales of shares of common stock under the 2021 Distribution Agreement
2021 ATM Equity Distribution Agreement [Member] | Maxim Group LLC [Member] | Maximum [Member]
Product Information [Line Items]
Stock offering expense			$ 15,000,000.0
Two Thousand Twenty One Equity Distribution Agreement [Member] | Maxim Group LLC [Member] | Maximum [Member]
Product Information [Line Items]
Stock offering expense			$ 2,000,000.0